CONSOLIDATED STATEMENTS OF MEMBERS' EQUITY (FY) - USD ($)	Common Stock Class A-1 Units	Common Stock Class A-2 Units	Common Stock Class A-3 Units/B Units	Retained Earnings	Total
Beginning balance at Dec. 31, 2017	$ 4,546,847	$ 0	$ 0	$ 8,891,183	$ 13,438,030
Members' Equity [Roll Forward]
Sale of Class A Units	0	17,553,601	0	0	17,553,601
Distributions	(524,894)	(66,840)	0	(10,832,926)	(11,424,660)
Repurchase of Class B Units	0	0	0	(1,694,407)	(1,694,407)
Deemed distribution on divestiture of controlled entities	0	0	0	(428,417)	(428,417)
Net income	0	0	0	12,679,511	12,679,511
Ending balance at Dec. 31, 2018	4,021,953	17,486,761	0	8,614,944	30,123,658
Members' Equity [Roll Forward]
Distributions	(715,031)	(378,018)	0	(14,289,441)	(15,382,490)
Repurchase of Class B Units	0	0	0	(1,566,728)	(1,566,728)
Deemed distribution on divestiture of controlled entities					0
Net income	0	0	0	(375,685)	(375,685)
Ending balance at Dec. 31, 2019	3,306,922	17,108,743	0	(7,616,910)	12,798,755
Members' Equity [Roll Forward]
Distributions					(3,123,000)
Repurchase of Class B Units					(90,000)
Net income					3,809,000
Ending balance at Mar. 31, 2020					13,395,000
Beginning balance at Dec. 31, 2019	3,306,922	17,108,743	0	(7,616,910)	12,798,755
Members' Equity [Roll Forward]
Net income					28,732,000
Ending balance at Sep. 30, 2020					32,032,000
Beginning balance at Dec. 31, 2019	3,306,922	17,108,743	0	(7,616,910)	12,798,755
Members' Equity [Roll Forward]
Distributions	(762,924)	(243,842)		(20,944,766)	(21,951,532)
Repurchase of Class B Units				(406,481)	(406,481)
Deemed distribution on divestiture of controlled entities					0
Net income				38,829,993	38,829,993
Ending balance at Dec. 31, 2020	2,543,998	16,864,901	0	9,861,836	29,270,735
Beginning balance at Mar. 31, 2020					13,395,000
Members' Equity [Roll Forward]
Distributions					(2,744,000)
Repurchase of Class B Units					(105,000)
Net income					9,393,000
Ending balance at Jun. 30, 2020					19,939,000
Members' Equity [Roll Forward]
Distributions					(3,331,000)
Repurchase of Class B Units					(106,000)
Net income					15,530,000
Ending balance at Sep. 30, 2020					32,032,000
Beginning balance at Dec. 31, 2020	2,543,998	16,864,901	0	9,861,836	29,270,735
Members' Equity [Roll Forward]
Distributions					(10,513,000)
Repurchase of Class B Units					(106,000)
Net income					7,731,000
Ending balance at Mar. 31, 2021					26,383,000
Beginning balance at Dec. 31, 2020	$ 2,543,998	$ 16,864,901	$ 0	$ 9,861,836	29,270,735
Members' Equity [Roll Forward]
Net income					25,098,000
Ending balance at Sep. 30, 2021					0
Beginning balance at Mar. 31, 2021					26,383,000
Members' Equity [Roll Forward]
Distributions					(7,597,000)
Repurchase of Class B Units					(5,459,000)
Ending balance at Jun. 30, 2021					0
Members' Equity [Roll Forward]
Net income					20,835,000
Ending balance at Sep. 30, 2021					$ 0